Shareholders' Equity (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 21, 2002
Equity [Abstract]
Stockholders' equity increase (decrease)										$ 27,800
Shareholders' equity		$ 106,291				$ 78,470				106,291	$ 78,470	$ 70,123
Net income		$ 3,160	$ 3,020	$ 2,824	$ 4,205	$ 2,639	$ 2,551	$ 2,428	$ 1,939	13,209	9,557
Proceeds from capital offering	[1]									$ 14,412
Proceeds from rights offering, shares	[1]									1,068,400
Weighted average share price (in usd per share)										$ 14.04
Dividends on common stock										$ 1,524	1,109
Common stock issued and related tax effects	[2]									1,097	509
Accumulated other comprehensive loss related to AFS securities and prior service costs, net of tax										$ 627	$ (610)
Maximum percentage of outstanding common stock authorized for repurchase													10.00%
Total shares repurchased (in shares)		556,000								556,000
Shares retired (in shares)										131,000
Remaining number of shares authorized for repurchase (in shares)		153,000								153,000
Shares repurchased										0	0

[1]	Represents gross proceeds of $14.6 million reduced by legal, accounting and other filing fees of approximately $213 thousand.
[2]	Includes the issuance of common stock under employee benefit plans, which includes nonqualified stock options and restricted stock expense related entries, employee option exercises and the tax benefit of options exercised.